Accounting Policies (Details) $ in Thousands	1 Months Ended		9 Months Ended
	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Asset impairment charges			$ 7,347	$ 0
Golar Viking
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Asset impairment charges		$ 34,300
OLT Offshore LNG Toscana
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment losses, investments	$ 7,300
Variable Interest Entity, Primary Beneficiary
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of vessels in sale and leaseback transaction | vessel			8